INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Investments in other companies in 2025	$ 1,542	$ 1,491
Two Israeli Startups [Member]
Schedule of Equity Method Investments [Line Items]
Investments in other companies in 2025	$ 200